REAL ESTATE HELD FOR INVESTMENT - Schedule of Real Estate Investments (Detail) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Jan. 08, 2019	Sep. 07, 2016	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 829,588	$ 824,860	$ 591,026
Accumulated depreciation and amortization			(74,128)	(65,381)	(38,052)
Total real estate, net			755,460	759,479	552,974
Subsidiary of Common Parent
Real Estate Properties [Line Items]
Interest rate on Class A non-voting preferred membership units		10.00%
Proceeds from sale of units		$ 800
Subsidiary of Common Parent | Preferred Class A
Real Estate Properties [Line Items]
Non-voting preferred membership units sold		820
Interest rate on Class A non-voting preferred membership units		10.00%
Proceeds from sale of units		$ 800
Subsidiary of Common Parent | Preferred Class A 2
Real Estate Properties [Line Items]
Non-voting preferred membership units sold	1,927
Interest rate on Class A non-voting preferred membership units	10.00%
Proceeds from sale of units	$ 1,900
Palisades Central I
Real Estate Properties [Line Items]
Total Real Estate, at Cost			13,374	13,295
Accumulated depreciation and amortization			(3,787)	(3,565)
Total real estate, net			$ 9,587	$ 9,730
Date Acquired or Foreclosed on			Nov. 23, 2011	Nov. 23, 2011
Ownership %			90.00%	90.00%
Palisades Central Ii
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 22,215	$ 21,816
Accumulated depreciation and amortization			(5,894)	(5,486)
Total real estate, net			$ 16,321	$ 16,330
Date Acquired or Foreclosed on			Nov. 23, 2011	Nov. 23, 2011
Ownership %			90.00%	90.00%
Greenway I
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 2,954	$ 2,708
Accumulated depreciation and amortization			(1,118)	(901)
Total real estate, net			$ 1,836	$ 1,807
Date Acquired or Foreclosed on			Nov. 23, 2011	Nov. 23, 2011
Ownership %			90.00%	90.00%
Greenway Iii [Member]
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 4,598	$ 4,467
Accumulated depreciation and amortization			(1,501)	(1,321)
Total real estate, net			$ 3,097	$ 3,146
Date Acquired or Foreclosed on			Nov. 23, 2011	Nov. 23, 2011
Ownership %			90.00%	90.00%
Undeveloped Land
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 3,134	$ 3,134
Accumulated depreciation and amortization			0
Total real estate, net			$ 3,134	$ 3,134
Date Acquired or Foreclosed on			Nov. 23, 2011	Nov. 23, 2011
Ownership %			90.00%	90.00%
Richardson Portfolio
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 46,275	$ 45,420
Accumulated depreciation and amortization			(12,300)	(11,273)
Total real estate, net			33,975	34,147
Park Highlands
Real Estate Properties [Line Items]
Total Real Estate, at Cost			35,802	34,167
Accumulated depreciation and amortization			0
Total real estate, net			$ 35,802	$ 34,167
Date Acquired or Foreclosed on			Dec. 30, 2011	Dec. 30, 2011
Ownership %			100.00%
Park Centre
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 38,017	$ 37,703
Accumulated depreciation and amortization			(7,091)	(6,334)
Total real estate, net			$ 30,926	$ 31,369
Date Acquired or Foreclosed on			Mar. 28, 2013	Mar. 28, 2013
Ownership %			100.00%	100.00%
A 1180 Raymond
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 47,470	$ 47,420
Accumulated depreciation and amortization			(8,216)	(7,897)
Total real estate, net			$ 39,254	$ 39,523
Date Acquired or Foreclosed on			Aug. 20, 2013	Aug. 20, 2103
Ownership %			100.00%	100.00%
Park Highlands I I
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 27,373	$ 27,078
Accumulated depreciation and amortization			0
Total real estate, net			$ 27,373	$ 27,078
Date Acquired or Foreclosed on			Dec. 10, 2013	Dec. 10, 2013
Ownership %			100.00%
Richardson Land I I [Member]
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 3,418	$ 3,418
Accumulated depreciation and amortization			0
Total real estate, net			$ 3,418	$ 3,418
Date Acquired or Foreclosed on			Sep. 04, 2014	Sep. 04, 2014
Ownership %			90.00%	90.00%
Crown Pointe
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 95,902	$ 95,526
Accumulated depreciation and amortization			(12,558)	(11,753)
Total real estate, net			$ 83,344	$ 83,773
Date Acquired or Foreclosed on			Feb. 14, 2017	Feb. 14, 2017
Ownership %			100.00%	100.00%
Marquette Plaza
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 95,664	$ 95,631
Accumulated depreciation and amortization			(8,206)	(7,119)
Total real estate, net			$ 87,458	$ 88,512
Date Acquired or Foreclosed on			Mar. 01, 2018	Mar. 01, 2018
Ownership %			100.00%	100.00%
City Tower
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 157,393	$ 157,257
Accumulated depreciation and amortization			(14,570)	(12,823)
Total real estate, net			$ 142,823	$ 144,434
Date Acquired or Foreclosed on			Mar. 06, 2018	Mar. 06, 2018
Ownership %			100.00%	100.00%
Eight Nine Corporate Centre
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 79,840	$ 79,568
Accumulated depreciation and amortization			(5,137)	(4,356)
Total real estate, net			$ 74,703	$ 75,212
Date Acquired or Foreclosed on			Mar. 08, 2018	Jun. 08, 2018
Ownership %			100.00%	100.00%
Georgia 400 Center
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 91,929	$ 91,534
Accumulated depreciation and amortization			(4,253)	(3,053)
Total real estate, net			$ 87,676	$ 88,481
Date Acquired or Foreclosed on			May 23, 2019	May 23, 2019
Ownership %			100.00%	100.00%
Birmingham Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 13,711	$ 13,650
Accumulated depreciation and amortization			(206)	(90)
Total real estate, net			$ 13,505	$ 13,560
Date Acquired or Foreclosed on			Nov. 04, 2019	Apr. 11, 2019
Ownership %			100.00%	100.00%
Houston Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 29,300	$ 29,195
Accumulated depreciation and amortization			(468)	(191)
Total real estate, net			$ 28,832	$ 29,004
Date Acquired or Foreclosed on			Nov. 04, 2019	Apr. 11, 2019
Ownership %			100.00%	100.00%
Jacksonville Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 27,493	$ 27,397
Accumulated depreciation and amortization			(460)	(210)
Total real estate, net			$ 27,033	$ 27,187
Date Acquired or Foreclosed on			Nov. 04, 2019	Apr. 11, 2019
Ownership %			100.00%	100.00%
Memphis Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 18,660	$ 18,609
Accumulated depreciation and amortization			(299)	(131)
Total real estate, net			$ 18,361	$ 18,478
Date Acquired or Foreclosed on			Nov. 04, 2019	Apr. 11, 2019
Ownership %			100.00%	100.00%
Atlanta Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 4,708	$ 4,687
Accumulated depreciation and amortization			(84)	(38)
Total real estate, net			$ 4,624	$ 4,649
Date Acquired or Foreclosed on			Nov. 04, 2019	Apr. 11, 2019
Ownership %			100.00%	100.00%
Oklahoma Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 16,633	$ 16,600
Accumulated depreciation and amortization			(280)	(113)
Total real estate, net			$ 16,353	$ 16,487
Date Acquired or Foreclosed on			Nov. 04, 2019	Apr. 11, 2019
Ownership %			100.00%	100.00%
Single Family Home Portfolio [Member]
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 110,505	$ 110,138
Accumulated depreciation and amortization			(1,797)	(773)
Total real estate, net			108,708	109,365
Land
Real Estate Properties [Line Items]
Total Real Estate, at Cost			177,247	175,317	141,950
Land | Palisades Central I
Real Estate Properties [Line Items]
Total Real Estate, at Cost			1,037	1,037
Land | Palisades Central Ii
Real Estate Properties [Line Items]
Total Real Estate, at Cost			810	810
Land | Greenway I
Real Estate Properties [Line Items]
Total Real Estate, at Cost			561	561
Land | Greenway Iii [Member]
Real Estate Properties [Line Items]
Total Real Estate, at Cost			702	702
Land | Undeveloped Land
Real Estate Properties [Line Items]
Total Real Estate, at Cost			3,134	3,134
Land | Richardson Portfolio
Real Estate Properties [Line Items]
Total Real Estate, at Cost			6,244	6,244
Land | Park Highlands
Real Estate Properties [Line Items]
Total Real Estate, at Cost			35,802	34,167
Land | Park Centre
Real Estate Properties [Line Items]
Total Real Estate, at Cost			3,251	3,251
Land | A 1180 Raymond
Real Estate Properties [Line Items]
Total Real Estate, at Cost			8,292	8,292
Land | Park Highlands I I
Real Estate Properties [Line Items]
Total Real Estate, at Cost			27,373	27,078
Land | Richardson Land I I [Member]
Real Estate Properties [Line Items]
Total Real Estate, at Cost			3,418	3,418
Land | Crown Pointe
Real Estate Properties [Line Items]
Total Real Estate, at Cost			22,590	22,590
Land | Marquette Plaza
Real Estate Properties [Line Items]
Total Real Estate, at Cost			10,387	10,387
Land | City Tower
Real Estate Properties [Line Items]
Total Real Estate, at Cost			13,930	13,930
Land | Eight Nine Corporate Centre
Real Estate Properties [Line Items]
Total Real Estate, at Cost			17,401	17,401
Land | Georgia 400 Center
Real Estate Properties [Line Items]
Total Real Estate, at Cost			11,431	11,431
Land | Birmingham Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			2,444	2,444
Land | Houston Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			6,154	6,154
Land | Jacksonville Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			2,986	2,986
Land | Memphis Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			2,679	2,679
Land | Atlanta Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			783	783
Land | Oklahoma Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			2,082	2,082
Land | Single Family Home Portfolio [Member]
Real Estate Properties [Line Items]
Total Real Estate, at Cost			17,128	17,128
Building and Building Improvements
Real Estate Properties [Line Items]
Total Real Estate, at Cost			622,162	618,974	426,604
Building and Building Improvements | Palisades Central I
Real Estate Properties [Line Items]
Total Real Estate, at Cost			12,337	12,258
Building and Building Improvements | Palisades Central Ii
Real Estate Properties [Line Items]
Total Real Estate, at Cost			21,405	21,006
Building and Building Improvements | Greenway I
Real Estate Properties [Line Items]
Total Real Estate, at Cost			2,393	2,147
Building and Building Improvements | Greenway Iii [Member]
Real Estate Properties [Line Items]
Total Real Estate, at Cost			3,896	3,765
Building and Building Improvements | Richardson Portfolio
Real Estate Properties [Line Items]
Total Real Estate, at Cost			40,031	39,176
Building and Building Improvements | Park Centre
Real Estate Properties [Line Items]
Total Real Estate, at Cost			34,766	34,452
Building and Building Improvements | A 1180 Raymond
Real Estate Properties [Line Items]
Total Real Estate, at Cost			39,178	39,128
Building and Building Improvements | Park Highlands I I
Real Estate Properties [Line Items]
Total Real Estate, at Cost			0
Building and Building Improvements | Richardson Land I I [Member]
Real Estate Properties [Line Items]
Total Real Estate, at Cost			0
Building and Building Improvements | Crown Pointe
Real Estate Properties [Line Items]
Total Real Estate, at Cost			68,872	68,106
Building and Building Improvements | Marquette Plaza
Real Estate Properties [Line Items]
Total Real Estate, at Cost			81,098	81,065
Building and Building Improvements | City Tower
Real Estate Properties [Line Items]
Total Real Estate, at Cost			135,526	135,390
Building and Building Improvements | Eight Nine Corporate Centre
Real Estate Properties [Line Items]
Total Real Estate, at Cost			57,867	57,595
Building and Building Improvements | Georgia 400 Center
Real Estate Properties [Line Items]
Total Real Estate, at Cost			72,924	72,529
Building and Building Improvements | Birmingham Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			11,105	11,044
Building and Building Improvements | Houston Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			22,714	22,609
Building and Building Improvements | Jacksonville Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			24,154	24,058
Building and Building Improvements | Memphis Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			15,715	15,664
Building and Building Improvements | Atlanta Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			3,860	3,839
Building and Building Improvements | Oklahoma Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			14,352	14,319
Building and Building Improvements | Single Family Home Portfolio [Member]
Real Estate Properties [Line Items]
Total Real Estate, at Cost			91,900	91,533
Tenant origination and absorption costs
Real Estate Properties [Line Items]
Total Real Estate, at Cost			30,179	30,569	$ 22,472
Tenant origination and absorption costs | Palisades Central I
Real Estate Properties [Line Items]
Total Real Estate, at Cost			0
Tenant origination and absorption costs | Palisades Central Ii
Real Estate Properties [Line Items]
Total Real Estate, at Cost			0
Tenant origination and absorption costs | Greenway I
Real Estate Properties [Line Items]
Total Real Estate, at Cost			0
Tenant origination and absorption costs | Greenway Iii [Member]
Real Estate Properties [Line Items]
Total Real Estate, at Cost			0
Tenant origination and absorption costs | Undeveloped Land
Real Estate Properties [Line Items]
Total Real Estate, at Cost			0
Tenant origination and absorption costs | Richardson Portfolio
Real Estate Properties [Line Items]
Total Real Estate, at Cost			0
Tenant origination and absorption costs | Park Highlands
Real Estate Properties [Line Items]
Total Real Estate, at Cost			0
Tenant origination and absorption costs | Park Centre
Real Estate Properties [Line Items]
Total Real Estate, at Cost			0
Tenant origination and absorption costs | A 1180 Raymond
Real Estate Properties [Line Items]
Total Real Estate, at Cost			0
Tenant origination and absorption costs | Park Highlands I I
Real Estate Properties [Line Items]
Total Real Estate, at Cost			0
Tenant origination and absorption costs | Richardson Land I I [Member]
Real Estate Properties [Line Items]
Total Real Estate, at Cost			0
Tenant origination and absorption costs | Crown Pointe
Real Estate Properties [Line Items]
Total Real Estate, at Cost			4,440	4,830
Tenant origination and absorption costs | Marquette Plaza
Real Estate Properties [Line Items]
Total Real Estate, at Cost			4,179	4,179
Tenant origination and absorption costs | City Tower
Real Estate Properties [Line Items]
Total Real Estate, at Cost			7,937	7,937
Tenant origination and absorption costs | Eight Nine Corporate Centre
Real Estate Properties [Line Items]
Total Real Estate, at Cost			4,572	4,572
Tenant origination and absorption costs | Georgia 400 Center
Real Estate Properties [Line Items]
Total Real Estate, at Cost			7,574	7,574
Tenant origination and absorption costs | Birmingham Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			162	162
Tenant origination and absorption costs | Houston Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			432	432
Tenant origination and absorption costs | Jacksonville Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			353	353
Tenant origination and absorption costs | Memphis Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			266	266
Tenant origination and absorption costs | Atlanta Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			65	65
Tenant origination and absorption costs | Oklahoma Homes
Real Estate Properties [Line Items]
Total Real Estate, at Cost			199	199
Tenant origination and absorption costs | Single Family Home Portfolio [Member]
Real Estate Properties [Line Items]
Total Real Estate, at Cost			$ 1,477	$ 1,477